Foreign currency exchange gain (loss), net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency exchange gain (loss), net
Foreign currency exchange loss, net	$ 2.9	$ 2.0	$ 0.9